RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 15:-	RELATED PARTY BALANCES AND TRANSACTIONS

One of the Company's customers, Nistec, became a related party in November 2013. The Company sells products to Nistec, pays management fees to Nistec, purchases certain services from Nistec and shares certain expenses with Nistec, for services that it acquires jointly with Nistec. The Company's transactions with its related parties were carried out on an arm's-length basis.

a.	Balances with related parties:

	December 31,
	2016	2015
	US Dollars in thousands

Trade accounts receivable	227	173
Trade accounts payable	1	37

b.	Transactions with related parties:

	Year ended December 31,
	2016	2015	2014
	US Dollars in thousands

Revenues	508	644	370

Selling, general and administrative expenses	336	340	339

Insurance Expenditures - the Company may share with Nistec costs of insurance consulting and insurance premiums in the event the Company determines that a joint insurance policy with Nistec reduces the Company’s costs as compared to purchasing insurance separately. Insurance expenditures will be divided ere been the Company and Nistec as follows: (i) insurance consulting services costs will be divided in proportion to the insurance premiums paid by the Company and Nistec in the preceding year; (ii) the joint insurance premiums will be divided in proportions indicated by the insurer for each of the Company and Nistec, had they purchased the insurance separately. The Company will solicit updated insurance proposals at least bi-annually. The decision to enter into such a joint insurance policy with Nistec will be subject to the approval of the Audit Committee and the Board of Directors of Parent.

Employees Social Activities - the Company may purchase social activities for the benefit of its employees together with Nistec. The cost of such activities will be divided were been the Company and Nistec in accordance with the ratio of the number of Company's employees and Nistec employees to whom the applicable activity was directed, regardless of actual participation.

Marketing Activities - the Company may purchase services together with Nistec. Marketing costs will be divided were been the Company and Nistec as follows: (i) to the extent the portion of the marketing material applicable to the Company can be quantified, costs will be divided accordingly; (ii) in the event that such costs cannot be quantified, each of Nistec and the Company will bear 50% of the marketing costs.

Managements fees- Eltek pays Nistec monthly managements fees.